Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
Note L—Employee Benefit Plans
401(k) Plans
The Predecessor maintained a qualified 401(k) plan (the “
Predecessor 401(k) Plan
”) for its U.S. employees. The Company maintains three qualified 401(k) plans for its U.S. employees: the PCI 401(k) plan, the NuWave 401(k) plan and the Open Solutions 401(k) plan.
The table below presents the total contributions to the Company’s 401(k) plans for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Total contributions	$3,975	$650	$1,724	$1,977